Quarterly Holdings Report
for
Fidelity® Sustainable Emerging Markets Equity Fund
July 31, 2024
MAR-NPRT3-0924
1.9904435.102
Common Stocks - 98.3%
	Shares	Value ($)
Brazil - 5.2%
Banco BTG Pactual SA unit	6,807	39,245
Banco do Brasil SA	7,219	33,886
Gerdau SA sponsored ADR ADR	11,525	37,341
Hapvida Participacoes e Investimentos SA (a)(b)	47,267	34,012
Localiza Rent a Car SA	1,916	14,847
Nu Holdings Ltd. Class A (a)	6,106	74,066
Raia Drogasil SA	3,703	18,069
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	32,104	48,983
TOTAL BRAZIL		300,449
China - 26.6%
Airtac International Group	352	9,062
Alibaba Group Holding Ltd.	19,319	190,103
Anta Sports Products Ltd.	2,529	22,691
Baidu, Inc. sponsored ADR (a)	149	13,197
BYD Co. Ltd. (H Shares)	1,953	57,818
China Construction Bank Corp. (H Shares)	193,287	135,326
China Life Insurance Co. Ltd. (H Shares)	19,188	26,672
China Merchants Bank Co. Ltd. (H Shares)	7,069	29,406
ENN Energy Holdings Ltd.	1,252	8,798
Fuyao Glass Industries Group Co. Ltd. (A Shares)	2,692	16,783
Haier Smart Home Co. Ltd.	14,521	47,475
Innovent Biologics, Inc. (a)(b)	4,977	24,653
JD.com, Inc. sponsored ADR	839	22,141
Kweichow Moutai Co. Ltd. (A Shares)	202	39,766
Li Auto, Inc. Class A (a)	3,188	31,186
Meituan Class B (a)(b)	4,857	67,253
NetEase, Inc. ADR	192	17,685
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	304	19,097
PDD Holdings, Inc. ADR (a)	941	121,285
Ping An Insurance Group Co. of China Ltd. (H Shares)	8,578	37,251
Qingdao Port International Co. Ltd. (H Shares) (b)	19,752	14,739
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,175	41,844
Sinotruk Hong Kong Ltd.	9,875	25,974
Tencent Holdings Ltd.	7,908	364,926
Tencent Music Entertainment Group ADR	2,484	35,223
Trip.com Group Ltd. ADR (a)	398	16,927
Xiaomi Corp. Class B (a)(b)	10,203	21,914
Zhongji Innolight Co. Ltd. (A Shares)	970	17,399
Zijin Mining Group Co. Ltd. (H Shares)	29,331	59,542
TOTAL CHINA		1,536,136
Greece - 0.5%
OPAP SA	1,598	27,861
Hungary - 1.9%
OTP Bank PLC	1,223	62,628
Richter Gedeon PLC	1,698	48,407
TOTAL HUNGARY		111,035
India - 17.7%
Axis Bank Ltd.	6,288	87,575
Bharti Airtel Ltd.	6,912	123,132
Computer Age Management Services Private Ltd.	756	40,940
HDFC Bank Ltd.	4,853	93,782
HDFC Bank Ltd. sponsored ADR	586	35,166
HDFC Standard Life Insurance Co. Ltd. (b)	3,053	26,090
ICICI Bank Ltd.	4,007	58,409
Infosys Ltd. sponsored ADR	1,835	40,609
Larsen & Toubro Ltd.	1,383	63,015
MakeMyTrip Ltd. (a)	160	14,974
Mankind Pharma Ltd. (a)	877	21,243
NTPC Ltd.	8,761	43,529
Reliance Industries Ltd.	3,204	115,216
Reliance Industries Ltd. GDR (b)	1,103	79,526
SBI Life Insurance Co. Ltd. (b)	995	20,840
Tata Consultancy Services Ltd.	599	31,373
Tata Steel Ltd.	7,998	15,793
Ultratech Cement Ltd.	227	32,228
Zomato Ltd. (a)	29,891	81,914
TOTAL INDIA		1,025,354
Indonesia - 2.2%
PT Bank Central Asia Tbk	171,147	108,151
PT Bank Mandiri (Persero) Tbk	32,908	12,979
PT Bank Rakyat Indonesia (Persero) Tbk	28,178	8,108
TOTAL INDONESIA		129,238
Korea (South) - 15.1%
AMOREPACIFIC Corp.	257	34,091
BGF Retail Co. Ltd.	103	7,775
Hana Financial Group, Inc.	498	23,522
Hyundai Motor Co. Ltd.	321	58,351
KB Financial Group, Inc.	737	47,886
Kia Corp.	331	27,088
NAVER Corp.	238	30,232
Samsung Biologics Co. Ltd. (a)(b)	109	74,641
Samsung Electronics Co. Ltd.	6,231	381,650
Samsung Fire & Marine Insurance Co. Ltd.	78	21,211
Samsung SDI Co. Ltd.	87	20,293
SK Hynix, Inc.	725	102,998
SK Square Co. Ltd. (a)	646	40,652
TOTAL KOREA (SOUTH)		870,390
Malaysia - 0.2%
CIMB Group Holdings Bhd	6,131	9,915
Mexico - 3.8%
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	1,410	41,426
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	126	13,892
Grupo Aeroportuario Norte S.A.B. de CV	1,407	12,079
Grupo Financiero Banorte S.A.B. de CV	12,354	92,574
Wal-Mart de Mexico SA de CV Series V	17,119	56,932
TOTAL MEXICO		216,903
Peru - 0.7%
Credicorp Ltd. (United States)	232	39,588
Philippines - 1.2%
Ayala Land, Inc.	74,420	37,634
International Container Terminal Services, Inc.	5,448	33,247
TOTAL PHILIPPINES		70,881
Poland - 1.3%
Allegro.eu SA (a)(b)	2,400	22,040
Powszechna Kasa Oszczednosci Bank SA	3,502	52,092
TOTAL POLAND		74,132
Saudi Arabia - 1.4%
Al Rajhi Bank	1,622	37,006
Alinma Bank	1,023	8,834
The Saudi National Bank	3,681	37,282
TOTAL SAUDI ARABIA		83,122
South Africa - 4.2%
Absa Group Ltd.	1,248	10,950
Capitec Bank Holdings Ltd.	322	50,141
FirstRand Ltd.	6,320	28,351
Impala Platinum Holdings Ltd.	7,261	37,301
MTN Group Ltd.	2,594	11,268
Naspers Ltd. Class N	188	36,358
Pepkor Holdings Ltd. (b)	16,322	18,273
Shoprite Holdings Ltd.	1,429	23,894
Standard Bank Group Ltd.	2,266	27,594
TOTAL SOUTH AFRICA		244,130
Taiwan - 15.2%
Alchip Technologies Ltd.	594	48,592
Chailease Holding Co. Ltd.	6,741	31,585
E.SUN Financial Holdings Co. Ltd.	16,704	13,592
eMemory Technology, Inc.	184	13,128
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,700	84,416
MediaTek, Inc.	1,929	73,787
Taiwan Semiconductor Manufacturing Co. Ltd.	19,243	563,800
Unimicron Technology Corp.	2,659	14,882
Yageo Corp.	1,556	38,110
TOTAL TAIWAN		881,892
Thailand - 0.7%
PTT Exploration and Production PCL (For. Reg.)	10,251	42,391
United Kingdom - 0.4%
AngloGold Ashanti PLC	897	25,188
TOTAL COMMON STOCKS (Cost $5,218,152)		5,688,605

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.9%
Itau Unibanco Holding SA (Cost $46,741)	8,901	53,316

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $110,591)	110,569	110,591

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $5,375,484)	5,852,512
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(65,055)
NET ASSETS - 100.0%	5,787,457

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $403,981 or 7.0% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	151,488	2,412,120	2,453,012	15,098	(5)	-	110,591	0.0%
Total	151,488	2,412,120	2,453,012	15,098	(5)	-	110,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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